CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 36,828	$ 3,298
Accounts receivable, net	3,495	1,266
Inventory	63,702	64,612
Prepaid	49,828	34,322
Total current assets	153,853	103,498
Property and equipment, net	15,476	47,439
Other assets	99,164	157,859
Total assets	268,493	308,796
Current liabilities:
Accounts payable	2,377,807	2,050,161
Accrued expenses	3,882,115	3,581,445
Advances, related party	456,000	238,000
Deposits	465,286	465,286
Subordinated debt, related party	1,500,000	1,500,000
Notes payable, related party	365,000	225,000
Notes payable, net of debt discount	3,232,762	3,232,271
Total current liabilities	12,278,970	11,292,163
Long term debt:
Note payable, long term		1,032,827
Total long term debt		1,032,827
Total liabilities	12,278,970	12,324,990
Commitments and contingencies
Stockholders' deficit:
Preferred stock, par value $0.001; 5,000,000 shares authorized, none issued and outstanding as of December 31, 2011 and 2010
Common stock, par value $0.001; 195,000,000 and 75,000,000 shares authorized as of December 31, 2011 and December 31, 2010, respectively, 95,625,236 and 37,545,865 shares issued and outstanding as of December 31, 2011 and 2010 , respectively	95,625	37,545
Additional paid in capital	98,915,155	94,274,281
Common stock subscribed
Subscriptions receivable		(3,800)
Deficit accumulated during development stage	(111,021,257)	(106,324,220)
Total stockholders' deficit	(12,010,477)	(12,016,194)
Total liabilities and stockholders' deficit	$ 268,493	$ 308,796